Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

10. Income Taxes

The components of income tax expense are as follows:

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Current tax expense:
Federal	$76,692	62,331	54,258
State	7,881	4,491	3,630

	84,573	66,822	57,888

Deferred tax (benefit) expense:
Federal	(16,887)	(11,331)	(11,550)
State	(3,931)	592	(57)

	(20,818)	(10,739)	(11,607)

Total income tax expense	$63,755	56,083	46,281

The following table presents the reconciliation between the actual income tax expense and the “expected” amount computed using the applicable statutory federal income tax rate of 35%:

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
“Expected” federal income tax expense	$61,525	50,698	43,808
State tax, net	2,567	3,304	2,322
Bank owned life insurance	(1,014)	(972)	(1,098)
Expiration of loss carryforward	645	2	36
Change in valuation allowance for federal deferred tax assets	(645)	(2)	(36)
ESOP fair market value adjustment	538	295	189
Non-deductible compensation	411	454	566
Non-deductible acquisition related expenses	297	866	—
Expiration of stock options	—	1,267	—
Other	(569)	171	494

Total income tax expense	$63,755	56,083	46,281

The temporary differences and loss carryforwards which comprise the deferred tax asset and liability are as follows:

	December 31,
	2013	2012
	(In thousands)
Deferred tax asset:
Employee benefits	$25,882	21,165
Deferred compensation	1,265	1,403
Premises and equipment	—	907
Allowance for loan losses	67,135	53,308
Net unrealized loss on securities	14,631	1,888
Net other than temporary impairment loss on securities	44,945	46,384
Capital losses on securities	—	762
ESOP	2,279	1,840
Allowance for delinquent interest	18,340	11,677
Fair value adjustments related to acquisition	38,131	8,209
Discount Accretion	89	—
Other	4,480	3,910

Gross deferred tax asset	217,177	151,453
Valuation allowance	—	(762)

	217,177	150,691

Deferred tax liability:
Intangible assets	381	550
Discount accretion	—	135
Premises and equipment	590	—

Gross deferred tax liability	971	685

Net deferred tax asset	$216,206	150,006

A deferred tax asset is recognized for the estimated future tax effects attributable to temporary differences and carryforwards. The measurement of deferred tax assets is reduced by the amount of any tax benefits that, based on available evidence, are more likely than not to be realized. The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income during the periods in which those temporary differences and carryforwards become deductible.

At December 31, 2013, the Company had gross unrealized losses totaling $143.5 million pertaining to our trust preferred securities which were recognized as OTTI charges during the year ended June 30, 2009. Based upon projections of future taxable income and the ability to carry back losses for two years, management believes it is more likely than not the Company will realize the deferred tax asset.

A valuation allowance is recorded for tax benefits which management has determined are not more likely than not to be realized. Due to the expiration of its remaining capital loss carryforwards, the Company no longer maintains a valuation allowance at December 31, 2013. At December 31, 2012, the valuation allowance was $762,000, all of which was related to capital losses on securities.

Retained earnings at December 31, 2013 included approximately $42.3 million for which deferred income taxes of approximately $17.1 million have not been provided. The retained earnings amount represents the base year allocation of income to bad debt deductions for tax purposes only. Base year reserves are subject to recapture if the Bank makes certain non-dividend distributions, repurchases any of its stock, pays dividends in excess of tax earnings and profits, or ceases to maintain a bank charter. Under ASC 740, this amount is treated as a permanent difference and deferred taxes are not recognized unless it appears that it will be reduced and result in taxable income in the foreseeable future. Events that would result in taxation of these reserves include failure to qualify as a bank for tax purposes or distributions in complete or partial liquidation.

The Company had no unrecognized tax benefits or related interest or penalties at December 31, 2013 and 2012.

The Company files income tax returns in the United States federal jurisdiction and in the states of New Jersey and New York. With few exceptions, the Company is no longer subject to federal and state income tax examinations by tax authorities for years prior to 2009. At December 31, 2013, the Company is being audited by New York City in relation to an acquired entity. In February 2014, Investors Bank was notified by New York State that they would be conducting an audit of its tax returns for the years 2010 through 2012.